Shareholder Fees (dei_DocumentInformationDocumentAxis, (Oppenheimer Limited Term New York Municipal Fund), Class A)	0 Months Ended
Feb. 01, 2012
(Oppenheimer Limited Term New York Municipal Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	2.25%